Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2010 Fund - Fidelity Freedom Blend 2010 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	$ 393